	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF MARCH 31, 2022

SHARES OR
PRINCIPAL
AMOUNT		VALUE
--------------------		-------------------
COMMON STOCKS - 97.48%
	Communication Services - Telecommunications
	Services - 0.36%
56,715	Bandwidth Inc. - Class A *	$ 1,836,999
		-----------------

	Consumer Discretionary - Automobiles &
	Components - 2.56%
82,000	Dorman Products, Inc. *	7,792,460
88,790	Patrick Industries, Inc.	5,354,037
		-----------------
		13,146,497
		-----------------

	Consumer Discretionary - Durables &
	Apparel - 1.18%
230,645	La-Z-Boy Incorporated	6,082,109
		-----------------

Consumer Discretionary - Retailing - 5.79%
458,390	Leslie's, Inc. *	8,874,430
42,130	Murphy USA Inc.	8,424,315
78,380	Ollie's Bargain Outlet Holdings, Inc. *	3,367,205
462,875	Petco Health and Wellness Company, Inc.
	Class A *	9,058,464
		-----------------
		29,724,414
		-----------------

	Consumer Discretionary - Services - 1.92%
114,290	Carriage Services, Inc.	6,095,086
171,795	Wendy's Company (The)	3,774,336
		-----------------
		9,869,422
		-----------------

	Consumer Staples - Food, Beverage &
	Tobacco - 2.63%
43,505	J & J Snack Foods Corp.	6,747,626
300,000	Nomad Foods Limited *	6,774,000
		-----------------
		13,521,626
		-----------------

	Financials - Banks - 0.99%

101,000	Glacier Bancorp, Inc.	5,078,280
		-----------------

	Financials - Diversified - 3.46%
124,635	Cohen & Steers, Inc.	10,704,900
25,975	Morningstar, Inc.	7,095,591
		-----------------
		17,800,491
		-----------------

	Financials - Insurance - 1.82%
129,150	Brown & Brown, Inc.	9,333,670
		-----------------

	Health Care - Equipment & Services - 12.19%
113,480	AtriCure, Inc. *	7,452,231
380,885	Covetrus, Inc. *	6,395,059
133,235	InMode Ltd. *	4,917,704
58,015	LHC Group, Inc. *	9,781,329
112,680	NuVasive, Inc. *	6,388,956
75,000	Omnicell, Inc. *	9,711,750
403,910	Ortho Clinical Diagnostics Holdings plc *	7,536,961
62,330	STAAR Surgical Company *	4,980,790
46,810	Tandem Diabetes Care, Inc. *	5,443,535
		-----------------
		62,608,315
		-----------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences - 5.51%
140,715	Pacira BioSciences, Inc. *	10,739,369
160,000	Prestige Consumer Healthcare Inc. *	8,470,400
112,500	Syneos Health, Inc. *	9,106,875
		-----------------
		28,316,644
		-----------------

	Industrials - Capital Goods - 9.63%
88,706	A.O. Smith Corporation	5,667,426
137,695	Altra Industrial Motion Corp.	5,360,466
258,570	AZEK Company Inc. (The) *	6,422,879
155,990	Beacon Roofing Supply, Inc. *	9,247,087
97,523	Builders FirstSource, Inc. *	6,294,134
58,410	Comfort Systems USA	5,199,074
306,488	Construction Partners, Inc. - Class A *	8,023,856
39,560	Kornit Digital Ltd. *	3,271,216
		-----------------
		49,486,138
		-----------------

	Industrials - Commercial & Professional
	Services - 9.05%
79,395	Exponent, Inc.	8,578,630
160,000	IAA, Inc. *	6,120,000
88,000	ICF International, Inc.	8,284,320

430,045	KAR Auction Services, Inc.	7,762,312
160,000	Ritchie Bros. Auctioneers Incorporated	9,444,800
38,040	Tetra Tech, Inc.	6,274,318
		-----------------
		46,464,380
		-----------------

	Industrials - Transportation - 3.13%
164,000	Knight-Swift Transportation Holdings Inc.	8,275,440
440,649	Marten Transport, Ltd.	7,825,926
		-----------------
		16,101,366
		-----------------
	Information Technology - Hardware &
	Equipment - 1.74%
159,380	ePlus inc. *	8,934,843
		-----------------

	Information Technology - Semiconductors &
	Semiconductor Equipment - 5.93%
98,435	Lattice Semiconductor Corporation *	5,999,613
80,711	Onto Innovation Inc. *	7,012,979
110,280	Power Integrations, Inc.	10,220,750
104,010	Semtech Corporation *	7,212,053
		-----------------
		30,445,395
		-----------------

	Information Technology - Software &
	Services - 25.53%
81,415	BlackLine, Inc. *	5,961,206
43,750	CyberArk Software Ltd. *	7,382,812
118,860	Descartes Systems Group Inc. (The) *	8,707,683
213,210	EVERTEC, Inc.	8,726,685
69,480	ExlService Holdings, Inc. *	9,954,400
21,524	Grid Dynamics Holdings, Inc. *	303,058
328,960	i3 Verticals, Inc. - Class A *	9,164,826
299,019	Model N, Inc. *	8,043,611
35,500	Paylocity Holding Corporation *	7,304,835
100,580	Q2 Holdings, Inc. *	6,200,757
69,500	Qualys, Inc. *	9,897,495
66,865	Rapid7, Inc. *	7,438,063
391,639	Repay Holdings Corporation *	5,784,508
97,500	SailPoint Technologies Holdings, Inc. *	4,990,050
56,225	SPS Commerce, Inc. *	7,376,720
135,330	Tenable Holdings, Inc. *	7,820,721
132,250	Varonis Systems, Inc. *	6,287,165
114,555	WNS (Holdings) Limited *	9,793,307
		-----------------
		131,137,902
		-----------------

	Materials - 2.59%
59,500	AptarGroup, Inc.	6,991,250
95,292	UFP Technologies, Inc. *	6,305,472

		-----------------
		13,296,722
		-----------------
	Real Estate - 1.47%
83,560	NexPoint Residential Trust, Inc.	7,546,304
		-----------------

	TOTAL COMMON STOCKS
	(cost $330,281,616)	500,731,517
		-----------------
SHORT-TERM INVESTMENTS - 2.04%
	U.S. Government Security - 0.98%
$5,000,000	U.S. Treasury Bill 04/21/2022, 0.091%	4,999,750
		-----------------
	Money Market Fund - 1.06%
5,460,405	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class),
	7-day net yield 0.229%	5,460,405
		-----------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $10,460,155)	10,460,155
		-----------------

	TOTAL INVESTMENTS
	(cost $340,741,771) - 99.52%	511,191,672
		-----------------
	OTHER ASSETS, NET OF LIABILITIES - 0.48%	2,472,404
		-----------------
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) - 100%	$513,664,076
		-----------------
		-----------------

* Non-income producing.

As of March 31, 2022, investment cost for federal tax purposes was $341,252,467 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$196,029,288
Unrealized depreciation	(26,090,083)
----------------
Net unrealized appreciation	$169,939,205
----------------
----------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	------------------
Level 1 -
Common Stocks(1)	$500,731,517
Money Market Fund	5,460,405
Level 2 -
U.S. Government Security	4,999,750
Level 3 -
None	--
-----------------
Total	$511,191,672
-----------------
-----------------

(1) See Schedule above for further detail by industry.